Loans and Borrowings - Schedule of Future Minimum Lease Payments Under Finance Leases and Present Value of Minimum Lease Payment (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease by lessee [Line Items]
Minimum lease payments	₨ 5,622	₨ 8,717
Less: Amounts representing interest	(180)	(437)
Present value of minimum lease payment payables	5,442	8,280
Present value of minimum lease payment payables	5,442	8,280
Liabilities directly associated with assets held for sale	(1,469)
Finance lease liabilities	3,973	8,280
Non-current finance lease payables	1,722	4,657
Current finance lease payables	2,251	3,623
Not later than one year [member]
Disclosure of finance lease by lessee [Line Items]
Minimum lease payments	3,838	3,876
Present value of minimum lease payment payables	3,720	3,623
Present value of minimum lease payment payables	3,720	3,623
Later than one year but not later than five years [member]
Disclosure of finance lease by lessee [Line Items]
Minimum lease payments	1,784	4,841
Present value of minimum lease payment payables	1,722	4,657
Present value of minimum lease payment payables	₨ 1,722	₨ 4,657